Note 5 - Allowance for Doubtful Accounts and Loans (Details) - Analysis of Allowance for Doubtful Accounts and Loans in Yen - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Analysis of Allowance for Doubtful Accounts and Loans in Yen [Abstract]
Balance at Beginning of Year	¥ 117,391	¥ 176,393	¥ 205,039
Credits Charged Off	(3,153)	(12,067)	(17,934)
Provision for (Reversal of) Doubtful Accounts	33,158	(46,935)	(10,712)
Other	849
Balance at End of Year	¥ 148,245	¥ 117,391	¥ 176,393